UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flow from operating activities
Net loss	¥ (90,388)	$ (13,996)	¥ (121,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	2,690	417	12,446
Depreciation of property and equipment	41,129	6,370	14,146
Amortization of intangible assets	8,832	1,368	1,160
Deferred tax benefit	0	0	(3,657)
Share-based compensation	399	62	23,752
Loss from equity method investments	8,772	1,359	7,980
Losses on disposal of property and equipment	0	0	745
Impairment of long-term investments	0	0	33,706
Gain on previously held equity interest	(36,142)	(5,598)	0
Net loss on disposal of cryptocurrencies	55,618	8,614	0
Impairment of cryptocurrency assets	57,331	8,879	0
Changes in fair value of derivative instrument	(5,409)	(838)	0
Gain from disposal of subsidiaries	(1,227)	(190)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,389)	(215)	0
Prepayments and other receivables	(11,293)	(1,749)	3,332
Cryptocurrency assets	(159,414)	(24,690)	0
Other non-current assets	424	66	329
Accounts payable	70,377	10,900	0
Operating lease liabilities	(1,696)	(263)	(10,446)
Accrued expenses and other current liabilities	(33,898)	(5,250)	2,286
Accrued payroll and welfare payable	(10,980)	(1,701)	(3,786)
Long-term payables	0	0	(293)
Net cash used in operating activities	(106,264)	(16,455)	(39,761)
Cash flows from investing activities
Acquisition of property and equipment	(163,936)	(25,390)	(566)
Acquisition of long-term investments	0	0	(14,849)
Cash paid for short-term investments	0	0	(80,000)
Cash received from return of time deposits	0	0	24,000
Cash received from return of short-term investments	0	0	30,000
Cash received from return of long-term investments	3,528	546	0
Cash received from disposal of cryptocurrency assets	10,435	1,616	0
Proceeds from disposal of long-term investments	2,726	422	0
Cash paid for business combination, net of cash received	(42,367)	(6,562)	0
Cash paid for additional interest acquired for Loto Interactive	(21,820)	(3,379)	0
Repayment of loans provided to a related party	0	0	10,000
Repayment of loans provided to third parties	0	0	2,309
Net cash used in investing activities	(211,434)	(32,747)	(29,106)
Cash flows from financing activities
Proceeds from the exercise of share-based awards	16,452	2,548	28
Proceeds from short-term bank borrowings	303,259	46,969	0
Repayment of short-term bank borrowings	(42,757)	(6,622)	0
Proceeds from issuance of ordinary shares for private placement	74,636	11,560	0
Net cash provided by financing activities	351,590	54,455	28
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,655	570	3,188
Net decrease (increase) in cash, cash equivalents and restricted cash	37,547	5,823	(65,651)
Cash, cash equivalents and restricted cash at beginning of the period	312,505	48,394	365,796	¥ 365,796
Cash, cash equivalents and restricted cash at end of the period	350,052	54,217	300,145	¥ 312,505
Supplemental disclosures of cash flow information:
Income tax paid	0	0	0
Interest paid	(1,617)	(250)	0
Supplemental disclosures of non-cash investing and financing activities:
Payment of expense and non-current assets in the form of cryptocurrencies	4,440	688	0
Proceeds from issuance of ordinary shares for private placement in the form of cryptocurrencies	124,607	19,299	0
Collateral rendered to lender in the form of cryptocurrencies	122,412	18,959	0
Repayment of third party borrowings in the form of cryptocurrencies	121,152	18,764	0
Repayment of deposit in the form of cryptocurrencies	42,548	6,590	0
Issuance of ordinary shares in connection with business combination	¥ 615,860	$ 95,385	¥ 0